Prepaid Charter Revenue	12 Months Ended
Dec. 31, 2015
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue

6. Prepaid Charter Revenue

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets represent the unamortized balance of an asset associated with vessels acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements. In this respect, during 2015, the Company recognized prepaid charter revenue for the newly-acquired vessels “YM Los Angeles” and “YM New Jersey” (Note 4). As of December 31, 2015, the unamortized balance of the account relates to the vessels “Hanjin Malta”, “YM New Jersey” and “YM Los Angeles”, with their charter expiration falling the earliest in February, September and October 2016, respectively. Accordingly, the balance of the account as of December 31, 2015 is expected to be fully amortized within the next twelve months.

The movement of the prepaid charter revenue from vessel acquisitions with time-charter attached for the years ended December 31, 2015 and 2014 was as follows:

	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2013	$42,500	$(24,526)	$	$ 17,974
- Amortization for the period	-	(11,610)		(11,610)
- Write-off of fully amortized assets	(9,000)	9,000		-
Balance, December 31, 2014	$33,500	$(27,136)	$	$ 6,364
- Additions	6,000	-		6,000
- Amortization for the period	-	(8,566)		(8,566)
- Write-off of fully amortized assets	(12,500)	12,500		-
Balance, December 31, 2015	$27,000	$(23,202)	$	$ 3,798

The amortization to revenues for 2015, 2014 and 2013 is separately reflected in Prepaid charter revenue amortization in the accompanying consolidated statements of operations.